Class A ordinary shares subject to possible redemption (Tables)	9 Months Ended
Sep. 30, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet
Gross proceeds	$382,594,570
Less:
Fair value of Public Warrants at issuance	(10,755,060)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(20,701,653)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	31,456,713
Class A ordinary shares subject to possible redemption	$382,594,570